Additional Information: Condensed Financial Statements of the Company - Schedule of Condensed Statement of Cash Flows of the Parent Company (Details) - Parent [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net cash used in operating activities	$ (530)	$ (435)	$ (605)
Cash flows from investing activities
Intercompany fund transfers	400	1,400	200
Net cash generated from investing activities	400	1,400	200
Cash flows from financing activities
Proceeds from exercise of share options			49
Net cash generated from financing activities			49
(Decrease)/increase in cash and cash equivalents	(130)	965	(356)
Cash and cash equivalents at beginning of year	1,072	107	463
Cash and cash equivalents at end of year	$ 942	$ 1,072	$ 107